Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 149,579	€ 123,015
Financial assets at fair value through other comprehensive income	46,343	41,116
Financial liabilities at fair value through profit or loss	102,649	94,638
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	42,647	38,281
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	8,341	8,179
Financial assets at fair value through other comprehensive income	740	938
Total financial assets	9,081	9,118	€ 7,526
Financial liabilities at fair value through profit or loss	564	729
Financial liabilities, at fair value	€ 564	€ 729	€ 732
Level 3 | Debt securities | Price (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	68.00%
Level 3 | Debt securities | Price (%) | Minimum | Loan Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%
Level 3 | Debt securities | Price (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	68.00%
Level 3 | Debt securities | Price (%) | Maximum | Loan Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%
Level 3 | Debt securities | Price (price per share) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | € / shares		97
Level 3 | Debt securities | Price (price per share) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | € / shares		236
Level 3 | Debt securities | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100	0.0094
Level 3 | Debt securities | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100	0.0094
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,838	€ 2,298
Financial liabilities at fair value through profit or loss		€ 13
Level 3 | Loans and advances | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Loans and advances | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	106.00%	117.00%
Level 3 | Loans and advances | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0001
Level 3 | Loans and advances | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0012
Level 3 | Loans and advances | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%
Level 3 | Loans and advances | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%
Level 3 | Loans and advances | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Loans and advances | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | (Reverse) repo's
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 3,441	€ 1,832
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2
Financial liabilities at fair value through profit or loss	€ 14	€ 47
Level 3 | Structured notes | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	92.00%	88.00%
Level 3 | Structured notes | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	104.00%	96.00%
Level 3 | Structured notes | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100	0.0100
Level 3 | Structured notes | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100	0.0101
Level 3 | Structured notes | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		9.00%
Level 3 | Structured notes | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		23.00%
Level 3 | Structured notes | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.8
Level 3 | Structured notes | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.9
Level 3 | Structured notes | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		(0.2)
Level 3 | Structured notes | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.6
Level 3 | Structured notes | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Structured notes | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 292	€ 283
Financial liabilities at fair value through profit or loss	€ 300	€ 301
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0001
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0003
Level 3 | Derivatives at rates | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at rates | Reset spread (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at rates | Reset spread (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 4	€ 2
Financial liabilities at fair value through profit or loss	€ 3	€ 3
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	3.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	18.00%
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 87	€ 216
Financial liabilities at fair value through profit or loss	€ 220	€ 343
Level 3 | Derivative at credit | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivative at credit | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Derivative at credit | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0	0.0003
Level 3 | Derivative at credit | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0179	0.0149
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 12	€ 20
Financial liabilities at fair value through profit or loss	€ 22	€ 17
Level 3 | Derivatives at equity | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at equity | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	21.00%	21.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	12.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	76.00%	75.00%
Level 3 | Derivatives at equity | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.0	0.2
Level 3 | Derivatives at equity | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0	1.0
Level 3 | Derivatives at equity | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at equity | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	20.00%	14.00%
Level 3 | Derivatives at equity | Derivatives at equity | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.1)	(0.5)
Level 3 | Derivatives at equity | Derivatives at equity | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	1.0
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 13	€ 14
Financial liabilities at fair value through profit or loss	€ 4	€ 7
Level 3 | Other derivatives | Commodity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	11.00%
Level 3 | Other derivatives | Commodity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	74.00%	94.00%
Level 3 | Loan and advances at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 476	€ 676
Level 3 | Loan and advances at FVOCI | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	93.00%	85.00%
Level 3 | Loan and advances at FVOCI | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	96.00%
Level 3 | Loan and advances at FVOCI | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%
Level 3 | Loan and advances at FVOCI | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%
Level 3 | Equity at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 254	€ 263
Level 3 | Equity at FVOCI | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	122.00%
Level 3 | Equity at FVOCI | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	122.00%
Level 3 | Equity at FVOCI | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00058	0.00052
Level 3 | Equity at FVOCI | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00058	0.00052
Level 3 | Equity at FVOCI | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 | Equity at FVOCI | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 | Equity at FVOCI | Payout ratio | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	70.00%
Level 3 | Equity at FVOCI | Payout ratio | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	90.00%
Level 3 | Debt securities at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 10
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 127	€ 150
Level 3 | Equity securities | Price (price per share) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | € / shares	0	0
Level 3 | Equity securities | Price (price per share) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | € / shares	5,475	5,457
Level 3 | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 2,524	€ 3,364
Financial assets at fair value through other comprehensive income	€ 10	0
Financial liabilities at fair value through profit or loss		€ 0
Level 3 | Debt securities | Debt securities | Price (%) | Minimum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Debt securities | Debt securities | Price (%) | Maximum | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	122.00%